UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas   66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Bond Fund

December 31, 2005

COMMON STOCK - 0.01%

	Shares	Value

Petroleum -- International

Chesapeake Energy Corporation	1,324	$42,011
(Cost: $16,656)

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands

Banks - 2.47%

First Union Corporation,
6.824%, 8-1-26	$8,000	9,749,448
First Union National Bank of Florida,
6.18%, 2-15-36	2,000	2,215,956
SouthTrust Bank, National Association,
6.125%, 1-9-28	4,000	4,325,344
		16,290,748

Broadcasting - 0.63%

TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	4,122,984

Business Equipment and Services - 0.50%

Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,324,835

Chemicals -- Petroleum and Inorganic - 0.73%

NOVA Chemicals Corporation,
7.0%, 5-15-06	4,750	4,779,687

Coal - 0.47%

Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,120,000

Communications Equipment - 0.24%

Harris Corporation,
6.35%, 2-1-28	1,500	1,567,737

Computers -- Main and Mini - 0.08%

Unisys Corporation,
7.875%, 4-1-08	550	540,375

Computers -- Micro - 0.08%

Dell Computer Corporation,
6.55%, 4-15-08	500	517,048

Construction Materials - 0.75%

Hanson PLC,
7.875%, 9-27-10	4,500	4,974,692

Finance Companies - 24.74%

Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	8,036,905
Asset Securitization Corporation,
7.49%, 4-14-29	5,194	5,329,288
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	5,250	4,830,000
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	8,400	9,104,952
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	7,525	7,400,832
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	2,250	2,321,368
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	7,500	8,233,893
Ford Motor Credit Company:
6.5%, 1-25-07	5,500	5,321,085
7.375%, 10-28-09	1,000	886,886
GMAC Commercial Mortgage Securities, Inc.,
6.869%, 7-15-29	6,281	6,420,259
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Trust,
6.465%, 4-15-34	5,000	5,300,626
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Trust,
4.1%, 3-10-38	3,500	3,396,016
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	4,805	4,954,554
GSR Mortgage Loan Trust 2005-8F,
5.5%, 11-25-35	7,388	7,347,732
General Motors Acceptance Corporation,
5.625%, 5-15-09	6,500	5,782,998
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.80746%, 8-25-34	2,935	2,861,937
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.24665%, 3-25-35	6,978	6,870,700
SocGen Real Estate Company L.L.C.,
7.64%, 12-29-49 (A)	6,000	6,242,658
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-A,
4.61652%, 2-25-34	6,575	6,492,179
Series 2004-3AC,
4.9348%, 3-25-34	6,049	6,083,486
Series 2004-5,
4.60123%, 5-25-34	3,983	3,791,570
Series 2004-6,
4.70072%, 6-25-34	2,987	2,845,788
Series 2004-12,
5.09858%, 9-25-34	4,851	4,653,650
Series 2004-18,
5.21292%, 12-25-34	7,484	7,338,978
Structured Asset Securities Corporation:
4.7623%, 10-25-33	3,805	3,723,844
4.7917%, 1-25-34	5,574	5,509,727
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.7917%, 1-25-34	2,787	2,693,176
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	6,821,255
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,225,673
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,331,784
		163,153,799

Food and Related - 0.78%

Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,913,363
ConAgra, Inc.,
7.125%, 10-1-26	2,000	2,207,498
		5,120,861

Forest and Paper Products - 2.19%

Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	3,880,000
Champion International Corporation:
6.4%, 2-15-26	6,500	6,497,094
6.65%, 12-15-37	2,500	2,554,405
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,535,464
		14,466,963

Homebuilders, Mobile Homes - 0.92%

D.R. Horton, Inc.,
8.0%, 2-1-09	2,500	2,664,360
Pulte Homes, Inc.,
4.875%, 7-15-09	3,500	3,428,551
		6,092,911

Hospital Supply and Management - 1.23%

HCA - The Healthcare Company:
7.125%, 6-1-06	3,000	3,024,600
8.75%, 9-1-10	4,600	5,087,586
		8,112,186

Household -- General Products - 2.02%

Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	13,302,420

Household -- Major Appliances - 0.45%

Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	3,000	2,993,337

Multiple Industry - 2.85%

CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	2,688	1,720,143
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,440,374
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.09125%, 3-23-35 (A)	3,750	3,768,750
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
6.69688%, 6-23-35 (A)	3,000	3,011,250
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,133,762
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (A)	2,000	1,727,388
		18,801,667

Petroleum -- International - 0.70%

Petrobras International Finance Company,
9.125%, 7-2-13	4,000	4,650,000

Petroleum -- Services - 1.68%

Halliburton Company,
6.75%, 2-1-27	7,250	8,173,106
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	2,877,500
		11,050,606

Real Estate Investment Trust - 0.34%

Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,238,863

Utilities -- Electric - 1.98%

Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,352,835
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,596,525
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,136,721
		13,086,081

Utilities -- Gas and Pipeline - 0.93%

Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,104,370

Utilities -- Telephone - 4.98%

BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,573,072
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	6,830,166
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	9,000	10,203,939
Pacific Bell,
7.25%, 11-1-27	3,250	3,360,042
Sprint Capital Corporation,
6.125%, 11-15-08	4,500	4,627,399
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,173,075
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,085,129
		32,852,822

TOTAL CORPORATE DEBT SECURITIES - 51.74%

		$341,264,992

(Cost: $338,227,982)

OTHER GOVERNMENT SECURITIES

Brazil - 0.49%

Federative Republic of Brazil (The):
10.0%, 1-16-07	1,500	1,572,750
9.25%, 10-22-10	1,500	1,678,500
		3,251,250

Canada - 1.74%

Province de Quebec,
7.14%, 2-27-26	9,200	11,443,015

Supranational - 0.85%

Inter-American Development Bank,
8.4%, 9-1-09	5,000	5,595,485

TOTAL OTHER GOVERNMENT SECURITIES - 3.08%

		$20,289,750

(Cost: $17,788,013)

UNITED STATES GOVERNMENT AND GOVERNMENT       AGENCY OBLIGATIONS

Agency Obligations - 2.81%

Federal Home Loan Bank,
5.375%, 5-15-19	7,500	7,727,197
Tennessee Valley Authority,
4.875%, 12-15-16	10,500	10,816,250
		18,543,447

Mortgage-Backed Obligations - 27.74%

Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	3,372	3,410,386
5.0%, 5-15-19	4,500	4,433,513
5.0%, 7-15-19	2,683	2,633,846
5.0%, 5-15-23	5,500	5,413,675
5.5%, 4-15-24 (Interest Only)	10,170	892,203
5.5%, 4-15-24 (Interest Only)	4,434	281,266
6.0%, 3-15-29	1,185	1,205,389
5.0%, 7-15-29 (Interest Only)	5,522	757,673
7.5%, 9-15-29	2,393	2,526,607
4.0%, 2-15-30	4,500	4,296,434
4.25%, 3-15-31	6,337	6,137,065
5.0%, 9-15-31 (Interest Only)	10,279	1,631,338
5.0%, 9-15-32	3,000	2,866,002
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	6,508	6,355,998
5.0%, 7-1-25	8,759	8,555,984
6.0%, 11-1-28	1,400	1,418,568
7.0%, 5-1-31	458	477,054
6.5%, 10-1-31	577	592,723
6.5%, 11-1-31	514	528,063
6.0%, 2-1-32	1,533	1,552,017
6.5%, 6-1-32	630	646,982
5.0%, 3-1-35	5,170	5,005,472
5.5%, 10-1-35	6,454	6,395,793
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	1,721	391,209
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.975%, 5-1-35	3,961	3,894,249
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,379,874
5.0%, 3-25-18 (Interest Only)	3,543	299,868
5.0%, 6-25-18	6,750	6,755,656
4.5%, 8-25-18	8,500	8,351,553
5.5%, 2-25-32	4,000	4,042,238
4.0%, 11-25-32	3,037	2,918,700
4.0%, 3-25-33	2,177	2,093,774
3.5%, 8-25-33	6,072	5,527,384
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	7,827	7,569,626
5.5%, 1-1-17	2,341	2,358,456
6.0%, 1-1-17	1,520	1,553,760
4.0%, 11-1-18	5,081	4,861,424
5.5%, 10-1-23	3,558	3,548,872
5.0%, 4-1-24	8,964	8,768,865
7.0%, 6-1-24	400	418,539
5.0%, 2-1-25	13,767	13,466,874
6.0%, 12-1-28	382	386,292
6.5%, 3-1-33	2,260	2,322,743
5.5%, 6-1-33	927	920,167
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	3,000	2,786,620
5.5%, 9-25-31	4,500	4,474,924
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	10,387	988,022
5.0%, 1-20-32	4,355	4,308,892
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	141	148,872
7.5%, 12-15-23	458	484,542
8.0%, 9-15-25	393	420,954
7.0%, 7-20-27	13	14,005
6.5%, 7-15-28	1,094	1,145,005
6.5%, 5-15-29	496	518,965
7.5%, 7-15-29	77	80,669
7.75%, 10-15-31	1,859	1,925,813
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	1,373	1,312,934
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	1,258	1,265,484
2002-1 Class 2-G,
6.5%, 10-15-25	1,268	1,270,105
2003-2 Class D,
5.0%, 11-15-23	1,250	1,251,251
2003-2 Class E,
5.0%, 12-15-25	3,750	3,711,180
		182,952,411

Treasury Obligations - 14.37%

United States Treasury Bonds:
3.75%, 5-15-08	6,000	5,914,686
6.125%, 11-15-27	5,500	6,636,954
United States Treasury Notes:
5.5%, 2-15-08	20,000	20,447,660
4.0%, 4-15-10	25,000	24,636,725
5.0%, 2-15-11	3,500	3,604,863
5.0%, 8-15-11	10,000	10,321,480
4.0%, 2-15-15	24,000	23,268,744
		94,831,112

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS - 44.92%

		$296,326,970

(Cost: $300,337,326)

SHORT-TERM SECURITY - 0.25%

Forest and Paper Products

Sonoco Products Co.,
4.27%, 1-3-06	1,656	$1,655,607
(Cost: $1,655,607)

TOTAL INVESTMENT SECURITIES - 100.00%

		$659,579,330

(Cost: $658,025,584)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $24,698,257 or 3.74% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006